Organization and description of business (Acquisition of Honesty Group Holdings Limited) (Details)					1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 12, 2010	Mar. 11, 2010	Mar. 31, 2010 Honesty Group [Member]
Business Acquisition [Line Items]
Shares exchange transaction with Honesty Group					14,300,000
Common stock, shares outstanding	17,465,356	17,258,356	16,094,756	5,299,126